RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 21,813	$ 23,845	$ 22,370
Gain (loss) in other comprehensive income (loss) before reclassifications	50	50
(Gain) loss reclassified from accumulated other comprehensive income (loss)	112	33
Other comprehensive income (loss)	162	83	49
Balance at end of period	19,533	21,813	23,845
Total
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(133)	(216)	(265)
Other comprehensive income (loss)	162	83	49
Balance at end of period	29	(133)	(216)
Unrealized Gain (Loss) on Marketable Debt Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	2	0
Gain (loss) in other comprehensive income (loss) before reclassifications	(3)	2
(Gain) loss reclassified from accumulated other comprehensive income (loss)	0	0
Other comprehensive income (loss)	(3)	2
Balance at end of period	(1)	2	0
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	119	117
Gain (loss) in other comprehensive income (loss) before reclassifications	7	2
(Gain) loss reclassified from accumulated other comprehensive income (loss)	0	0
Other comprehensive income (loss)	7	2
Balance at end of period	126	119	117
Pension and Other Post-retirement Benefit Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(166)	(237)
Gain (loss) in other comprehensive income (loss) before reclassifications	32	45
(Gain) loss reclassified from accumulated other comprehensive income (loss)	107	26
Other comprehensive income (loss)	139	71
Balance at end of period	(27)	(166)	(237)
Unrealized Gain (Loss) on Cash flow Hedge Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(88)	(96)
Gain (loss) in other comprehensive income (loss) before reclassifications	14	1
(Gain) loss reclassified from accumulated other comprehensive income (loss)	5	7
Other comprehensive income (loss)	19	8
Balance at end of period	$ (69)	$ (88)	$ (96)